Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable and unbilled revenues	$ (222,098)		$ (16,494)		$ (13,557)	$ (107,195)
Receivables from associated companies	(1,874)		(7,602)		30,135	(18,563)
Gas costs and other regulatory assets/liabilities—net	40,028		26,374		27,994	3,430
Storage gas	(2,550)		15,952		(8,626)	(10,280)
Prepaid taxes	(9,461)		(7,383)		5,618	(6,524)
Accounts payable and other accrued liabilities	61,029		(56,925)		18,378	17,921
Payables to associated companies	20,662		240		(73,296)	29,074
Customer deposits and advance payments	(29,288)		(14,318)		19,464	(16,742)
Accrued taxes	1,024		(4,670)		14,619	(4,831)
Other current assets	(28)		(13,591)		(14,605)	(4,123)
Other current liabilities	(121)		(2,474)		154	280
Deferred gas costs — net	(51,936)		33,044		(8,306)	2,467
Deferred assets — other	483		4,981		(5,895)	(15,088)
Deferred liabilities—other	(7,072)		(28,004)		(21,499)	(4,667)
Pension and other post-retirement benefits	(638)		(15,677)		(14,521)	(9,806)
Other—net	0		0		893	3,409
Changes in operating assets and liabilities	(201,840)	$ (141,364)	(86,547)	$ (103,526)	(43,050)	(141,238)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded)—net	3,782	(958)	15,623	1,757	(2,983)	0
Interest paid	4,982	2,977	57,922	59,041	57,036	50,539
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Extinguishment of project debt financing	(53,018)	0	(15,460)	(81,330)	(28,312)	(27,927)
Capital expenditure accruals included in accounts payable and other accrued liabilities	33,245	25,325	26,590	33,245	53,367	37,049
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	6,082	6,652	17,069	6,082	1	1
Restricted cash included in Current assets-Other	20,207	0	19,464	20,207	20,207	0
Restricted cash included in Deferred charges and other assets-Other	45,134	0	24,615	45,134	44,775	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 71,423	$ 6,652	$ 61,148	$ 71,423	$ 64,983	$ 1	$ 1